Stockholders' Deficit (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Issuance of common stock (in shares)		23,530		0
Forbearance of agreement terms, quantity				95,526
Extension Of Debt Maturity Date, quantity						11,030
Cash and warrants, quantity				199,412		96,471
Services - rendered, quantity						54,731
Executive compensation, quantity				429,973
Stock issued for future services, quantity				96,823
Cancelled shares, quantity						(4,118)	[1]
Conversion of Series C, preferred stock to common stock, quantity				22,353
Warrant Conversions/Settlements, Quantity				849,359
Total, quantity				1,984,398		573,275
Issuance of common stock		$ 280,000				$ 1,440,779		$ 433,400
Forbearance of agreement terms, valuation				1,240,032
Extension Of Debt Maturity Date, valuation						161,250
Cash and warrants, valuation				1,660,760		875,000
Services - rendered, valuation						1,199,844
Executive compensation, valuation				4,667,764				5,300,000
Stock issued for future services, valuation				1,001,519
Cancelled shares, valuation						0	[1]
Conversion of Series C, preferred stock to common stock, valuation				614,984
Warrant Conversions/Settlements, Valuation				7,274,805
Total, valuation				17,880,286		11,223,872
Forbearance of agreement terms, loss on settlement				0
Cash and warrants, loss on settlement				0
Executive compensation, loss on settlement				0
Stock issued for future services, Loss On Settlement				0
Conversion of Series C, preferred stock to common stock, loss on settlement				614,984
Warrant Conversions/Settlements, Loss on Settlement	(1,510,613)		0	(4,452,439)	(2,542,073)	(3,862,458)		(433,400)
Total, loss on settlement				2,476,618
Cash and warrants, range of value per share						$ 25.50
Executive compensation, range of value per share				$ 8.93
Cancelled shares, range of value per Share						$ 25.5	[1]
Conversion of Series C, preferred stock to common stock, range of value per share				$ 27.54
Settlement Of Accounts Payable [Member]
Issuance of common stock (in shares)						64,172	[2]
Issuance of common stock						3,646,719	[2]
Third Parties [Member]
Services - rendered, quantity						54,731
Services - rendered, valuation						1,199,844
Third Parties Future Services [Member]
Conversion of debt, quantity						4,706
Issuance of common stock (in shares)						4,706	[3]
Issuance of common stock						214,250	[3]
Minimum [Member]
Forbearance of agreement terms, range of value per share				$ 7.14
Extension Of Debt Maturity Date Price Per Share						$ 14.45
Cash and warrants, range of value per share				$ 0.85
Services - rendered, range of value per Share						0.00
Stock Issued During Period Value Issued For Services Range Of Value Per Share				$ 9.78		$ 0.05
Warrant Conversions/Settlements, Range Of Value Per Share				$ 5.44
Total, range of value per share				$ 2.98		$ 0.00		$ 0.85
Minimum [Member] | Settlement Of Accounts Payable [Member]
Issuance of common stock range of value per share						$ 25.5	[2]
Minimum [Member] | Third Parties [Member]
Services - rendered, range of value per Share						0.00
Minimum [Member] | Third Parties Future Services [Member]
Issuance of common stock range of value per share						$ 42.5	[3]
Maximum [Member]
Forbearance of agreement terms, range of value per share				$ 27.54
Extension Of Debt Maturity Date Price Per Share						$ 17.00
Cash and warrants, range of value per share				$ 7.57
Services - rendered, range of value per Share						977.5
Stock Issued During Period Value Issued For Services Range Of Value Per Share				$ 21.25		$ 0.08
Warrant Conversions/Settlements, Range Of Value Per Share				$ 15.73
Total, range of value per share				$ 27.54				$ 986.00
Maximum [Member] | Settlement Of Accounts Payable [Member]
Issuance of common stock range of value per share						$ 102.00	[2]
Maximum [Member] | Third Parties Future Services [Member]
Issuance of common stock range of value per share						$ 68.00	[3]
Convertible Debt [Member]
Conversion of debt, quantity				246,744		298,897
Issuance of common stock (in shares)		314,481
Conversion of debt, valuation				950,739		4,268,857
Conversion of debt, loss on settlement				61,124
Convertible Debt [Member] | Minimum [Member]
Conversion of debt, range of value per share				$ 2.98		$ 2.55
Convertible Debt [Member] | Maximum [Member]
Conversion of debt, range of value per share				$ 8.08		$ 85.00
Secured Debt [Member]
Conversion of debt, quantity				44,208		47,386
Conversion of debt, valuation				469,683		857,952
Conversion of debt, loss on settlement				$ 289,897
Secured Debt [Member] | Minimum [Member]
Conversion of debt, range of value per share				$ 8.08		$ 42.5
Secured Debt [Member] | Maximum [Member]
Conversion of debt, range of value per share				$ 13.60		$ 51.00

[1]	Cancelled Shares
[2]	Settlement of Accounts Payable and Accrued Expenses and Loss on Settlement
[3]	Prepaid Stock Compensation